Income Taxes (Schedule of Tax Effect of Temporary Differences and Carryforwards) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Notes to Financial Statements
Deferred tax assets - accrued expenses	$ 267,181	¥ 22,176,000	¥ 24,380,000
Deferred tax assets - property, plant and equipment	54,940	4,560,000	5,657,000
Deferred tax assets - accrued pension and severance costs	676,265	56,130,000	55,051,000
Deferred tax assets - net operating loss carryforwards	430,337	35,718,000	26,110,000
Deferred tax assets - other	263,325	21,856,000	23,456,000
Total gross deferred tax assets	1,692,048	140,440,000	134,654,000
Deferred tax assets - Less - Valuation allowance	(436,735)	(36,249,000)	(28,982,000)
Total deferred tax assets	1,255,313	104,191,000	105,672,000
Deferred tax liabilities - sales-type leases	(29,904)	(2,482,000)	(3,758,000)
Deferred tax liabilities - undistributed earnings of foreign subsidiaries and affiliates, etc.	(144,711)	(12,011,000)	(12,086,000)
Deferred tax liabilities - Difference in statutory tax rates of foreign subsidiaries	(24,012)	(1,993,000)	(1,957,000)
Deferred tax liabilities - basis difference of acquired intangible assets	(239,626)	(19,889,000)	(23,470,000)
Deferred tax liabilities - other	(77,373)	(6,422,000)	(2,992,000)
Total deferred tax liabilities	(515,626)	(42,797,000)	(44,083,000)
Net deferred tax assets	$ 739,687	¥ 61,394,000	¥ 61,589,000